SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Carrying amount of long-term debt	$ 42,044,477	$ 83,046,146
Fair value of long-term debt	$ 45,960,663	$ 85,855,343